Pioneer High Income Fund, Inc.
Schedule of Investments | December 31, 2025
Stockholders of Pioneer High Income Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Since August 20, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund’s NYSE ticker symbol was PHT.

Schedule of Investments  |  12/31/25*
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 0.0%† of Net Assets
	Commercial Services & Supplies — 0.0%
251,944(a)+	Atento Luxco 1 S.A.	$ —
	Total Commercial Services & Supplies	$—

	Oil, Gas & Consumable Fuels — 0.0%†
8,027(a)	Petroquest Energy, Inc.	$ 1,044
	Total Oil, Gas & Consumable Fuels	$1,044

	Total Common Stocks (Cost $709,311)	$1,044

Principal Amount USD ($)
	Convertible Corporate Bonds — 0.2% of Net Assets
	Banks — 0.2%
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 6/30/26	$ 21,671
	Total Banks	$21,671

	Total Convertible Corporate Bonds (Cost $103,505)	$21,671

	Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
140,000	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	$ 14
	Total Banks	$14

	Diversified Financial Services — 0.0%†
1,500,000	Credito Real S.A.B de CV SOFOM ENR, 9.50%, 2/7/26	$ 150
	Total Diversified Financial Services	$150

	Pharmaceuticals — 0.0%
2,600,000+	Tricida, Inc., 5/15/27	$ —
	Total Pharmaceuticals	$—

	Total Corporate Bonds (Cost $1,343,921)	$164

1Pioneer High Income Fund, Inc. | 12/31/25

Face Amount USD ($)		Value
	Insurance-Linked Securities—18.9% of Net Assets#
	Collateralized Reinsurance — 2.4%
	Multiperil – Worldwide — 2.4%
250,000(a)(b)+	Epsom Re 2025, 12/31/30	$ 256,939
	Total Collateralized Reinsurance	$256,939

	Reinsurance Sidecars — 16.5%
	Multiperil – Worldwide — 16.5%
40,466(a)(c)+	Alturas Re 2022-2, 12/31/27	$ 1,421
750,000(a)(b)+	Gleneagles Re 2022, 12/31/27	88,500
645(a)(b)+	Sector Re V, 12/1/28 (144A)	—
1,290(a)(b)+	Sector Re V, 12/1/28 (144A)	—
1,014(a)(b)+	Sector Re V, 12/1/29 (144A)	434,947
1,500,000(a)(c)+	Thopas Re 2022, 12/31/27	—
1,596,147(a)(c)+	Thopas Re 2023, 12/31/28	4,150
1,596,147(a)(c)+	Thopas Re 2024, 12/31/29	9,417
1,000,000(a)(c)+	Thopas Re 2025, 12/31/30	1,226,900
		$1,765,335

	Total Reinsurance Sidecars	$1,765,335

	Total Insurance-Linked Securities (Cost $1,495,996)	$2,022,274

Principal Amount USD ($)
	Foreign Government Bond — 2.3% of Net Assets
	Russia — 2.3%
382,800(d)#	Russian Government International Bond, 7.500%, 3/31/30	$ 249,120
	Total Russia	$249,120

	Total Foreign Government Bond (Cost $333,483)	$249,120

Pioneer High Income Fund, Inc. | 12/31/252

Schedule of Investments  |  12/31/25*
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 78.7% of Net Assets
	Open-End Fund — 78.7%
8,444,658(e)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 8,444,658
		$8,444,658

	TOTAL SHORT TERM INVESTMENTS (Cost $8,444,658)	$8,444,658

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $12,430,874)	$10,738,931
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(9,780)
	net assets — 100.0%	$10,729,151

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $434,947, or 4.1% of net assets.
(a)	Non-income producing security.
(b)	Issued as participation notes.
(c)	Issued as preference shares.
(d)	Security is in default.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Information shown in the Schedule of Investments reflects remaining investments held by the Fund at December 31, 2025.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$1,421
Epsom Re 2025	4/16/2025	205,750	256,939
Gleneagles Re 2022	1/18/2022	289,232	88,500
Russian Government International Bond	6/26/2002	333,483	249,120
Sector Re V	12/4/2023	—	—
Sector Re V	12/29/2023	—	—
Sector Re V	12/31/2024	1,014	434,947
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	4,150
3Pioneer High Income Fund, Inc. | 12/31/25

Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2024	2/2/2024	$—	$9,417
Thopas Re 2025	1/10/2025	1,000,000	1,226,900
Total Restricted Securities			$2,271,394
% of Net assets			21.2%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
IDR — Indonesian Rupiah
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services & Supplies	$—	$—	$—*	$—*
Oil, Gas & Consumable Fuels	—	1,044	—	1,044
Convertible Corporate Bonds	—	21,671	—	21,671
Corporate Bonds
Pharmaceuticals	—	—	—*	—*
All Other Corporate Bonds	—	164	—	164
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	256,939	256,939
Reinsurance Sidecars
Multiperil – Worldwide	—	—	1,765,335	1,765,335
Foreign Government Bond	—	249,120	—	249,120
Open-End Fund	8,444,658	—	—	8,444,658
Total Investments in Securities	$8,444,658	$271,999	$2,022,274	$10,738,931
*	Securities valued at $0.
Pioneer High Income Fund, Inc. | 12/31/254

Schedule of Investments  |  12/31/25*
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 3/31/25	$0**	$0**	$7,429,295	$7,429,295
Realized gain (loss)	—	1,171	(122,230)	(121,059)
Changed in unrealized appreciation (depreciation)	0**	—	825,184	825,184
Return of capital	—	—	(797,620)	(797,620)
Purchases	—	—	205,750	205,750
Sales	—	(1,171)	(5,518,105)	(5,519,276)
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—
Balance as of 12/31/25	$0**	$0**	$2,022,274	$2,022,274
*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2025, there were no transfers in or out of Level 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2025:		$751,419
5Pioneer High Income Fund, Inc. | 12/31/25